SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Favorable lease agreements acquired before the adoption of ASC 842	Remaining lease terms from 1 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Unfavorable lease agreements	Remaining lease terms from 3 to 13 years
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2019	Equity securities with readily determinable fair value	2,908	2,908	—	—
2019	Available-for-sale debt securities	220	—	220	—
2020	Equity securities with readily determinable fair value	3,903	3,903	—	—
2020	Available-for-sale debt securities	220	—	220	—
2020	Employee benefit plan assets	6	6	—	—

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
		Fair Value for	Identical	Observable	Unobservable	Total
Years Ended		Years Ended	Assets	Inputs	Inputs	Loss for
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	the Year
2018	Property and equipment	10	—	—	10	35
2019	Property and equipment	—	—	—	—	3
2019	Long-term investment	—	—	—	—	10
2020	Property and equipment	2	—	—	2	41
2020	Operating lease right-of-use assets	71	—	—	71	139
2020	Long-term investment	—	—	—	—	92
2020	Goodwill	2,328	—	—	2,328	437

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2018	2019	2020
Hotel operating costs	27	35	42
Selling and marketing expenses	3	3	4
General and administrative expenses	53	72	76
Total	83	110	122

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

	Legacy Huazhu	Legacy DH	Total

Total revenues	8,664	1,532	10,196
Operating costs and expenses	8,978	2,947	11,925
Goodwill impairment loss	—	437	437
Other operating income, net	214	266	480
Interest income	118	1	119
Interest expense	427	106	533
Other (expenses) income, net	(92)	3	(89)
Unrealized (losses) gains from fair value changes of equity securities	(266)	1	(265)
Foreign exchange gain (loss)	176	(1)	175
Loss before income tax	(591)	(1,688)	(2,279)
Income tax expense (benefit)	151	(366)	(215)
(Loss) income from equity method investments	(117)	(23)	(140)
Net loss attributable to noncontrolling interest	(12)	—	(12)
Net loss attributable to Huazhu Group Limited	(847)	(1,345)	(2,192)
Income tax expense (benefit)	151	(366)	(215)
Interest income	118	1	119
Interest expense	427	106	533
Depreciation and amortization	1,123	239	1,362
EBITDA (Non-GAAP)	736	(1,367)	(631)

Summary of total assets for operating segments, reconciled to consolidated amounts

	Legacy Huazhu	Legacy DH	Total
Total assets	46,243	18,912	65,155

Summary of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

China	8,647
Germany	1,212
All others	337
Total	10,196

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

China	30,635
Germany	15,670
All others	2,544
Total	48,849